PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense	$ 50,000	$ 200,000	$ 366,000	$ 683,000	$ 897,000	$ 1,097,000
Loss on disposal of equipment			1,530,000			344,000
Loss on disposal of equipment			$ (1,530,000)			(344,000)
Laboratory Equipment [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Loss on disposal of asset					0	300,000
Impairment loss on idle laboratory equipment					$ 1,100,000	$ 900,000
Research and Development Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Loss on disposal of equipment	(1,000,000.0)
Loss on disposal of equipment	1,000,000.0
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Loss on disposal of equipment	(500,000)
Loss on disposal of equipment	$ 500,000